PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Aerospace & Defense — 2.4%
Boeing Co. (The)*	274,143	$59,168,284
Curtiss-Wright Corp.	81,174	44,072,612
General Electric Co.	226,512	68,139,340
Woodward, Inc.	82,195	20,771,498
		192,151,734
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	146,472	19,392,893
Automobiles — 1.5%
Tesla, Inc.*	271,224	120,618,737
Banks — 6.7%
East West Bancorp, Inc.(a)	468,613	49,883,854
JPMorgan Chase & Co.	485,772	153,227,062
M&T Bank Corp.	411,582	81,336,835
PNC Financial Services Group, Inc. (The)	618,356	124,246,271
Truist Financial Corp.	2,030,678	92,842,598
Wintrust Financial Corp.	233,093	30,870,837
		532,407,457
Biotechnology — 1.3%
AbbVie, Inc.	97,600	22,598,304
Amgen, Inc.(a)	138,668	39,132,110
Vertex Pharmaceuticals, Inc.*	95,294	37,320,942
		99,051,356
Broadline Retail — 3.9%
Amazon.com, Inc.*	1,403,064	308,070,762
Building Products — 1.5%
Johnson Controls International PLC	1,080,790	118,832,860
Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	87,688	69,830,339
Houlihan Lokey, Inc.	184,391	37,859,160
		107,689,499
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	106,686	24,482,303
Communications Equipment — 1.9%
Cisco Systems, Inc.	2,248,721	153,857,491
Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	47,866	39,498,066
MasTec, Inc.*	114,130	24,288,005
		63,786,071
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	20,655	19,118,887
Walmart, Inc.	936,030	96,467,252
		115,586,139
Containers & Packaging — 0.6%
Crown Holdings, Inc.	528,286	51,027,145
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	2,811,711	79,402,719
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	758,728	$33,346,095
		112,748,814
Electric Utilities — 0.5%
Entergy Corp.	400,888	37,358,753
Electrical Equipment — 1.1%
AMETEK, Inc.	104,876	19,716,688
Generac Holdings, Inc.*(a)	116,663	19,529,386
Rockwell Automation, Inc.	128,467	44,903,071
		84,149,145
Energy Equipment & Services — 0.5%
TechnipFMC PLC (United Kingdom)	1,039,605	41,012,417
Entertainment — 2.1%
Netflix, Inc.*	86,590	103,814,483
Walt Disney Co. (The)	575,643	65,911,123
		169,725,606
Financial Services — 4.1%
Mastercard, Inc. (Class A Stock)	44,023	25,040,723
Shift4 Payments, Inc. (Class A Stock)*(a)	732,137	56,667,404
Toast, Inc. (Class A Stock)*	1,582,568	57,779,558
Visa, Inc. (Class A Stock)	539,599	184,208,306
		323,695,991
Ground Transportation — 2.5%
Uber Technologies, Inc.*	1,039,178	101,808,268
Union Pacific Corp.	412,878	97,591,973
		199,400,241
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	221,270	29,636,904
Boston Scientific Corp.*	391,231	38,195,882
		67,832,786
Health Care Providers & Services — 1.0%
Encompass Health Corp.	323,072	41,036,606
UnitedHealth Group, Inc.	114,714	39,610,744
		80,647,350
Health Care Technology — 0.6%
Veeva Systems, Inc. (Class A Stock)*	159,348	47,471,363
Hotels, Restaurants & Leisure — 1.5%
Churchill Downs, Inc.	312,164	30,283,030
Hilton Worldwide Holdings, Inc.	326,253	84,643,078
		114,926,108
Household Products — 0.5%
Procter & Gamble Co. (The)	269,793	41,453,694
Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	251,866	49,345,587
Industrial REITs — 0.6%
Prologis, Inc.	412,673	47,259,312
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 4.5%
Axis Capital Holdings Ltd.(a)	202,182	$19,369,036
Chubb Ltd.	321,502	90,743,939
Markel Group, Inc.*(a)	22,625	43,244,520
Marsh & McLennan Cos., Inc.	296,883	59,830,831
MetLife, Inc.	1,468,174	120,933,492
RenaissanceRe Holdings Ltd. (Bermuda)	82,720	21,005,090
		355,126,908
Interactive Media & Services — 9.2%
Alphabet, Inc. (Class A Stock)	1,799,117	437,365,343
Meta Platforms, Inc. (Class A Stock)	399,214	293,174,777
		730,540,120
IT Services — 1.2%
International Business Machines Corp.	337,842	95,325,499
Machinery — 2.7%
Caterpillar, Inc.(a)	141,203	67,375,012
Gates Industrial Corp. PLC*	885,687	21,982,751
Parker-Hannifin Corp.	166,812	126,468,518
		215,826,281
Metals & Mining — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	129,100	17
Multi-Utilities — 0.5%
NiSource, Inc.	981,467	42,497,521
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	455,352	106,998,613
Chevron Corp.	442,125	68,657,591
EQT Corp.	447,252	24,343,927
Shell PLC, ADR	639,670	45,755,595
Williams Cos., Inc. (The)	776,894	49,216,235
		294,971,961
Personal Care Products — 1.0%
Unilever PLC (United Kingdom), ADR(a)	1,398,570	82,907,230
Pharmaceuticals — 2.2%
AstraZeneca PLC (United Kingdom), ADR	1,417,449	108,746,687
Elanco Animal Health, Inc.*(a)	1,307,325	26,329,526
Eli Lilly & Co.	49,727	37,941,701
		173,017,914
Semiconductors & Semiconductor Equipment — 11.6%
Broadcom, Inc.	590,124	194,687,809
Lam Research Corp.	347,849	46,576,981
NVIDIA Corp.	2,990,525	557,972,154
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	417,330	116,556,096
		915,793,040
Software — 9.1%
AppLovin Corp. (Class A Stock)*(a)	176,324	126,695,847
Cadence Design Systems, Inc.*	144,249	50,668,904
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	947,657	$490,838,943
Oracle Corp.	84,984	23,900,900
Salesforce, Inc.	129,938	30,795,306
		722,899,900
Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	761,224	35,480,651
Specialty Retail — 2.9%
Five Below, Inc.*	260,172	40,248,608
Lowe’s Cos., Inc.	375,116	94,270,402
O’Reilly Automotive, Inc.*	852,728	91,932,606
		226,451,616
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,862,839	474,334,695
Dell Technologies, Inc. (Class C Stock)	621,260	88,076,030
		562,410,725
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	192,581	60,385,698
Trading Companies & Distributors — 0.6%
Core & Main, Inc. (Class A Stock)*(a)	807,034	43,442,640

Total Long-Term Investments (cost $4,641,689,297)		7,881,059,335
Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	42,841,105	42,841,105
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $144,045,470; includes $143,483,258 of cash collateral for securities on loan)(b)(wb)	144,146,910	144,060,421

Total Short-Term Investments (cost $186,886,575)		186,901,526

TOTAL INVESTMENTS—101.7% (cost $4,828,575,872)		8,067,960,861

Liabilities in excess of other assets — (1.7)%		(138,730,856)

Net Assets — 100.0%		$7,929,230,005

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,953,429; cash collateral of $143,483,258 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3